Segmented Information - Additional Information (Detail)	12 Months Ended	24 Months Ended
	Dec. 31, 2013 Center Operations Markets Employee Country	Aug. 31, 2012 E-Car [Member]
Segment Reporting Information [Line Items]
Number of manufacturing operations	316
Number of product development, engineering and sales centres	84
Number of Countries in which Entity Operates	29
Number of employees	125,000
Number of primary markets	2
Interest acquired in E-Car partnership		27.00%
Percentage of non-controlling interest in an equity accounted investment		73.00%